                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File number  811-21265
                                                     ----------

                     PowerShares Exchange-Traded Fund Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       Wheaton Oaks Professional Building

                             855 West Prairie Avenue
                                Wheaton, IL 60187
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  H. Bruce Bond
                       Wheaton Oaks Professional Building
                             855 West Prairie Avenue
                                Wheaton, IL 60187
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code:     800-983-0903
                                                           ---------------------

                     Date of fiscal year end:  April 30, 2004
                                             ----------------

                    Date of reporting period:  April 30, 2004
                                             ----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

                       2004 Annual Report to Shareholders
                                  30 April 2004


                                                          [POWERSHARES(TM) LOGO]
                                                        xchange traded funds(TM)

[GRAPHIC]

                                        PowerShares Dynamic Market Portfolio(SM)

                                           PowerShares Dynamic OTC Portfolio(SM)

Table of Contents

Shareholder Letter ........................................................... 2

Managers' Analysis ........................................................... 4

Schedule of Investments
   PowerShares Dynamic Market Portfolio ...................................... 8

Financial Statements
   PowerShares Dynamic Market Portfolio ......................................10

Financial Highlights
   PowerShares Dynamic Market Portfolio ......................................13

Schedule of Investments
   PowerShares Dynamic OTC Portfolio .........................................14

Financial Statements
   PowerShares Dynamic OTC Portfolio .........................................16

Financial Highlights
   PowerShares Dynamic OTC Portfolio .........................................19

Notes to Financial Statements ................................................20

Report of Independent Registered Public Accountants ..........................25

To Our Valued Shareholders:

Your ownership of PowerShares puts you on the leading edge of investment product innovation and into what we consider an elite class of investors -- "PowerShares Owners".

I want to personally thank you for your participation in the PowerShares Market and/or OTC funds during their first year of trading. I hope that your ownership experience has been rewarding and that you will continue to use PowerShares to meet your investment needs in the future.

At PowerShares Capital Management LLC, we are passionate about our goal of providing the highest quality investment management available today using the most tax and fee efficient investment platforms available. Both PowerShares Market and OTC funds are based on cutting-edge, enhanced indexes which utilize advanced quantitative stock research technologies to identify stocks having the greatest capital appreciation potential. Through advanced analytics, these dynamic indexes seek to provide sound performance results while attempting to achieve lower levels of risk than other respective market benchmarks.

We are extremely excited about the future of PowerShares. Over the next year, we intend to continue to lead in the area of product innovation and we also expect our business to expand at a much greater rate than it has in the past. This expansion will be fueled by the introduction of many long awaited PowerShares funds in the coming months.

On behalf of PowerShares Capital Management LLC and the Board of Trustees for the PowerShares Exchange Traded Fund Trust, I want to assure you that we take your trust in us very seriously, and we recognize that each day we must strive to provide you with the very best that the marketplace has to offer. We also realize that it is imperative to maintain honesty and loyalty to our shareholders in all circumstances.

We look forward to serving you in the future.

Best regards,

/s/ H. Bruce Bond

H. Bruce Bond

President and Chairman of the Board of Trustees
PowerShares Exchange Traded Fund Trust

There are risks involved with investing in ETFs including possible loss of money. PowerShares are open-end funds, are not actively managed and are subject to risk similar to stocks, including those related to short selling and margin maintenance. PowerShares are not FDIC insured, may lose value, and have no bank guarantee. PowerShares is a trademark of PowerShares Capital Management, LLC. Intellidex is a service mark of the AMEX. Past performance does not guarantee future results.

For more complete information about PowerShares call 800.THE.AMEX or visit our website powershares.com for a prospectus which contains more information including risk, fees and expenses. Please read the prospectus carefully before investing or sending money.

ALPS Distributors, Inc. is the distributor of the PowerShares Exchange-Traded Fund Trust.

Managers' Analysis

PowerShares Dynamic Market Portfolio

For the one-year period ended April 30, 2004 (the "reporting period"), the PowerShares Dynamic Market Portfolio (the "Fund") returned 30.50%, while the S&P 500 Index returned 22.83% and the Russell 3000 Index return 25.93%. The Dynamic Market Intellidex (the "Index") on which the Fund is based, returned 31.89% over the same period.

The stock valuation and portfolio construction process of the Dynamic Market Intellidex provided significant alpha for the Fund relative to broad market benchmarks during the evaluation period. Outperformance was achieved at a slightly reduced level of risk, the Fund having a beta* of 0.94 relative to the S&P 500 Index during the reporting period.

The U.S. stock market in general staged an impressive rally during the reporting period. The primary catalyst for the market's strong performance was an emerging economic recovery fueled by low interest rates and federal tax cuts and the resulting improvement in corporate profits. Economic growth surged to an 8.2% annual growth rate, making the third quarter of 2003 the strongest in almost 20 years. Mid and small capitalization stocks lead their large cap counterparts, and small cap growth stocks posted the largest gains. Materials, energy, industrial and technology stocks provided the strongest results, while healthcare and telecom companies lagged.

* Beta is a measure of risk relative to a benchmark index; a number greater than 1 implies more risk, less than 1 implies less risk.

     - Fund Performance History (%)                          as of 30 April 2004

                                                                   1 YEAR
     Index
     Intellidex                                                     31.89
     S&P 500                                                        22.83
     Russell 3000                                                   25.93

     Fund
     NAV                                                            30.50
     After Tax Held                                                 30.40
     After Tax Sold                                                 25.35
     Share Price Return                                             30.61

     Fund Inception 1 May 2003

     After Tax Held represents total return after taxes on distributions and assumes shares have not been sold. After Tax Sold represents total return after taxes on distributions and the sale of fund shares. Investment objectives, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical. The S&P 500 Index and the Russell 3000 Index are unmanaged indexes that are broad-measurements of change in stock market conditions based on the average performance of 500 and 3000 widely held common stocks.

     Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares when redeemed, may be worth more or less than their original cost. PowerShares performance reflects fee waivers, absent which, performance would have been lower. See powershares.com to find the most recent month-end performance numbers.

     - Sector Allocation (%)

   Consumer Discretionary              13.5
   Consumer Staples                    10.9
   Energy                               6.3
   Financials                          20.0
   Health Care                         12.5
   Industrials                         10.8
   Information Technology              17.1
   Materials                            2.5
   Telecommunication                    3.5
   Utilities                            2.9

     - Style Allocation (%)

   Large Cap Growth                    41.0
   Large Cap Value                     31.3
   Mid Cap Growth                       4.9
   Mid Cap Value                        7.7
   Small Cap Growth                     9.0
   Small Cap Value                      6.1

- Frequency Distribution of Discounts & Premiums

                                           CLOSING PRICE ABOVE NAV                         CLOSING PRICE BELOW NAV

                                  50-99         100-199      GREATER THAN 200      50-99         100-199      GREATER THAN 200
                               ============   ============   ================   ============   ============   ================
                               BASIS POINTS   BASIS POINTS     BASIS POINTS     BASIS POINTS   BASIS POINTS     BASIS POINTS
2004
Quarter Ended 03.31.2004            0              0                 0               0              0                0

2003
Quarter Ended 12.31.2003            3              0                 0               0              0                0
Quarter Ended 09.30.2003            4              0                 0               0              0                0

* Commencement of Trading on the AMEX: 1 May 2003

[CHART]

- Growth of Investment Since Inception

                  POWERSHARES DYNAMIC
                  MARKET PORTFOLIO       S&P 500 Index
5/2/2003           1.50%                  1.50%
5/5/2003           1.94%                  1.12%
5/6/2003           2.38%                  1.97%
5/7/2003           2.33%                  1.45%
5/8/2003           1.54%                  0.43%
5/9/2003           1.92%                  1.87%
5/12/2003          3.42%                  3.14%
5/13/2003          3.45%                  2.84%
5/14/2003          3.21%                  2.51%
5/15/2003          3.56%                  3.31%
5/16/2003          4.03%                  3.06%
5/19/2003          2.80%                  0.49%
5/20/2003          1.87%                  0.37%
5/21/2003          2.33%                  0.78%
5/22/2003          3.31%                  1.70%
5/23/2003          3.95%                  1.85%
5/27/2003          5.39%                  3.84%
5/28/2003          5.60%                  4.03%
5/29/2003          6.08%                  3.64%
5/30/2003          7.47%                  5.16%
6/2/2003           8.58%                  5.53%
6/3/2003           8.49%                  6.03%
6/4/2003           9.37%                  7.63%
6/5/2003          10.34%                  8.06%
6/6/2003          10.07%                  7.80%
6/9/2003           8.45%                  6.51%
6/10/2003          8.78%                  7.48%
6/11/2003         10.67%                  8.86%
6/12/2003         11.21%                  8.97%
6/13/2003         10.36%                  7.89%
6/16/2003         12.32%                 10.31%
6/17/2003         12.43%                 10.41%
6/18/2003         11.55%                 10.24%
6/19/2003         11.18%                  8.56%
6/20/2003         10.02%                  8.66%
6/23/2003          8.95%                  7.13%
6/24/2003          9.39%                  7.33%
6/25/2003          9.74%                  6.44%
6/26/2003          9.82%                  7.59%
6/27/2003          9.43%                  6.54%
6/30/2003          9.50%                  6.35%
7/1/2003          10.02%                  7.21%
7/2/2003          11.32%                  8.45%
7/3/2003          11.32%                  7.57%
7/7/2003          12.59%                  9.62%
7/8/2003          13.63%                  9.99%
7/9/2003          13.22%                  9.38%
7/10/2003         11.41%                  7.90%
7/11/2003         12.69%                  8.93%
7/14/2003         12.97%                  9.56%
7/15/2003         12.43%                  9.18%
7/16/2003         11.36%                  8.48%
7/17/2003         10.21%                  7.14%
7/18/2003         10.84%                  8.41%
7/21/2003          9.28%                  6.82%
7/22/2003         10.76%                  7.84%
7/23/2003         10.61%                  7.89%
7/24/2003          9.84%                  7.13%
7/25/2003         11.24%                  8.99%
7/28/2003         11.32%                  8.75%
7/29/2003         11.21%                  7.96%
7/30/2003         11.02%                  7.77%
7/31/2003         11.13%                  8.08%
8/1/2003          10.02%                  6.97%
8/4/2003           9.43%                  7.26%
8/5/2003           7.54%                  5.37%
8/6/2003           6.91%                  5.54%
8/7/2003           7.69%                  6.31%
8/8/2003           8.50%                  6.69%
8/11/2003          9.09%                  7.02%
8/12/2003         10.21%                  8.08%
8/13/2003          9.84%                  7.39%
8/14/2003         10.35%                  8.10%
8/15/2003         10.76%                  8.12%
8/18/2003         11.98%                  9.11%
8/19/2003         12.69%                  9.39%
8/20/2003         13.02%                  9.17%
8/21/2003         13.35%                  9.49%
8/22/2003         12.32%                  8.38%
8/25/2003         11.61%                  8.45%
8/26/2003         11.72%                  8.78%
8/27/2003         12.35%                  8.78%
8/28/2003         13.47%                  9.44%
8/29/2003         14.39%                 10.01%
9/2/2003          16.47%                 11.53%
9/3/2003          16.50%                 12.00%
9/4/2003          17.61%                 12.19%
9/5/2003          17.02%                 11.47%
9/8/2003          17.61%                 12.59%
9/9/2003          16.21%                 11.66%
9/10/2003         13.91%                 10.33%
9/11/2003         14.65%                 10.93%
9/12/2003         14.50%                 11.17%
9/15/2003         14.21%                 10.75%
9/16/2003         15.73%                 12.33%
9/17/2003         15.21%                 11.97%
9/18/2003         16.32%                 13.45%
9/19/2003         16.69%                 13.10%
9/22/2003         15.61%                 11.63%
9/23/2003         15.84%                 12.30%
9/24/2003         14.58%                 10.16%
9/25/2003         13.72%                  9.49%
9/26/2003         12.61%                  8.79%
9/29/2003         13.35%                  9.85%
9/30/2003         12.98%                  8.69%
10/1/2003         14.76%                 11.12%
10/2/2003         16.02%                 11.34%
10/3/2003         17.50%                 12.39%
10/6/2003         17.73%                 12.88%
10/7/2003         18.24%                 13.42%
10/8/2003         17.65%                 12.82%
10/9/2003         18.32%                 13.36%
10/10/2003        17.95%                 13.29%
10/13/2003        19.73%                 14.08%
10/14/2003        20.13%                 14.53%
10/15/2003        19.73%                 14.24%
10/16/2003        19.73%                 14.60%
10/17/2003        19.28%                 13.43%
10/20/2003        20.10%                 14.01%
10/21/2003        20.69%                 14.16%
10/22/2003        18.98%                 12.45%
10/23/2003        18.50%                 12.82%
10/24/2003        17.61%                 12.29%
10/27/2003        18.69%                 12.53%
10/28/2003        19.10%                 14.24%
10/29/2003        20.36%                 14.39%
10/30/2003        20.32%                 14.26%
10/31/2003        20.91%                 14.67%
11/3/2003         22.02%                 15.58%
11/4/2003         22.39%                 14.95%
11/5/2003         22.06%                 14.79%
11/6/2003         22.95%                 15.47%
11/7/2003         22.80%                 14.94%
11/10/2003        21.50%                 14.28%
11/11/2003        21.13%                 14.22%
11/12/2003        22.76%                 15.53%
11/13/2003        22.91%                 15.51%
11/14/2003        22.62%                 14.63%
11/17/2003        21.32%                 13.90%
11/18/2003        20.65%                 12.86%
11/19/2003        21.43%                 13.77%
11/20/2003        20.36%                 12.81%
11/21/2003        20.39%                 12.98%
11/24/2003        23.13%                 14.82%
11/25/2003        24.25%                 15.02%
11/26/2003        24.54%                 15.51%
11/28/2003        25.10%                 15.49%
12/1/2003         26.13%                 16.79%
12/2/2003         26.10%                 16.41%
12/3/2003         25.39%                 16.20%
12/4/2003         24.87%                 16.74%
12/5/2003         24.02%                 15.85%
12/8/2003         23.28%                 16.70%
12/9/2003         22.76%                 15.70%
12/10/2003        21.32%                 15.58%
12/11/2003        23.54%                 16.91%
12/12/2003        23.73%                 17.23%
12/15/2003        22.80%                 16.56%
12/16/2003        22.10%                 17.33%
12/17/2003        22.91%                 17.48%
12/18/2003        24.65%                 18.87%
12/19/2003        24.50%                 18.81%
12/22/2003        25.13%                 19.28%
12/23/2003        25.62%                 19.61%
12/24/2003        25.47%                 19.40%
12/26/2003        25.43%                 19.60%
12/29/2003        26.84%                 21.08%
12/30/2003        26.36%                 21.10%
12/31/2003        27.06%                 21.35%
1/2/2004          26.62%                 20.97%
1/5/2004          27.51%                 22.47%
1/6/2004          28.54%                 22.63%
1/7/2004          29.06%                 22.92%
1/8/2004          29.17%                 23.53%
1/9/2004          28.17%                 22.43%
1/12/2004         28.73%                 23.02%
1/13/2004         27.69%                 22.36%
1/14/2004         29.17%                 23.38%
1/15/2004         29.95%                 23.55%
1/16/2004         31.39%                 24.39%
1/20/2004         32.17%                 24.28%
1/21/2004         32.28%                 25.25%
1/22/2004         31.51%                 24.84%
1/23/2004         31.28%                 24.58%
1/26/2004         32.62%                 26.09%
1/27/2004         32.21%                 24.86%
1/28/2004         29.99%                 23.16%
1/29/2004         29.65%                 23.77%
1/30/2004         29.54%                 23.45%
2/2/2004          30.58%                 23.90%
2/3/2004          30.65%                 23.98%
2/4/2004          29.36%                 22.94%
2/5/2004          29.43%                 23.17%
2/6/2004          31.62%                 24.71%
2/9/2004          31.80%                 24.39%
2/10/2004         32.10%                 25.02%
2/11/2004         34.02%                 26.35%
2/12/2004         34.10%                 25.74%
2/13/2004         33.36%                 25.05%
2/17/2004         34.88%                 26.27%
2/18/2004         34.88%                 25.70%
2/19/2004         33.36%                 25.18%
2/20/2004         33.62%                 24.86%
2/23/2004         31.91%                 24.52%
2/24/2004         32.21%                 24.31%
2/25/2004         33.88%                 24.81%
2/26/2004         34.43%                 24.95%
2/27/2004         34.77%                 24.95%
3/1/2004          36.14%                 26.16%
3/2/2004          35.40%                 25.41%
3/3/2004          35.91%                 25.62%
3/4/2004          36.32%                 26.04%
3/5/2004          36.88%                 26.25%
3/8/2004          35.51%                 25.20%
3/9/2004          34.54%                 24.48%
3/10/2004         32.62%                 22.66%
3/11/2004         30.58%                 20.79%
3/12/2004         32.54%                 22.29%
3/15/2004         29.84%                 20.54%
3/16/2004         30.58%                 21.22%
3/17/2004         33.14%                 22.64%
3/18/2004         32.88%                 22.48%
3/19/2004         31.65%                 21.12%
3/22/2004         29.28%                 19.55%
3/23/2004         28.95%                 19.39%
3/24/2004         28.84%                 19.10%
3/25/2004         30.95%                 21.05%
3/26/2004         31.47%                 20.93%
3/29/2004         33.43%                 22.50%
3/30/2004         34.69%                 22.99%
3/31/2004         34.51%                 22.91%
4/1/2004          35.91%                 23.56%
4/2/2004          37.06%                 24.61%
4/5/2004          38.03%                 25.57%
4/6/2004          37.21%                 25.30%
4/7/2004          36.43%                 24.47%
4/8/2004          36.73%                 24.34%
4/12/2004         37.54%                 24.98%
4/13/2004         34.69%                 23.26%
4/14/2004         33.14%                 23.12%
4/15/2004         33.25%                 23.20%
4/16/2004         34.10%                 23.83%
4/19/2004         34.10%                 23.96%
4/20/2004         31.69%                 22.03%
4/21/2004         32.99%                 22.68%
4/22/2004         35.84%                 24.41%
4/23/2004         35.28%                 24.48%
4/26/2004         34.73%                 23.93%
4/27/2004         35.17%                 24.21%
4/28/2004         32.65%                 22.49%
4/29/2004         30.58%                 21.56%
4/30/2004         30.25%                 20.84%

Managers' Analysis

PowerShares Dynamic OTC Portfolio

For the one-year period ended April 30, 2004 (the "reporting period"), the PowerShares Dynamic OTC Portfolio (the "Fund") returned 28.07%, while the Nasdaq 100 Index returned 25.88% and the Nasdaq Composite Index return 30.40%. The Dynamic OTC Intellidex (the "Index") on which the Fund is based, returned 29.11% over the same period.

The stock valuation and portfolio construction process of the Dynamic OTC Intellidex provided alpha for the Fund relative to Nasdaq 100 Index during the evaluation period. Outperformance was achieved through the assumption of market-like levels of risk, the Fund having a beta* of 1.03 relative to the Nasdaq 100 Index during the reporting period.

Nasdaq stocks generally benefited from the improved economic landscape during the reporting period as well as from a resurgence in investor interest in Nasdaq stocks. Information technology stocks, which make up over half of the Fund's portfolio, were one of the stronger sectors of the market during the reporting period. Global computer and chip sales climbed throughout the period, while internet software and services companies enjoyed a strong recovery from prior declines.

* Beta is a measure of risk relative to a benchmark index; a number greater than 1 implies more risk, less than 1 implies less risk.

     - FUND PERFORMANCE HISTORY (%)                          AS OF 30 APRIL 2004

                                                                   1 YEAR
     Index
     Intellidex                                                     29.11
     Nasdaq 100                                                     25.88
     Nasdaq                                                         30.40

     Fund
     NAV                                                            28.07
     After Tax Held                                                 28.07
     After Tax Sold                                                 23.86
     Share Price Return                                             28.15

     Fund Inception 1 May 2003

     After Tax Held represents total return after taxes on distributions and assumes shares have not been sold. After Tax Sold represents total return after taxes on distributions and the sale of fund shares. Investment objectives, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical. The Nasdaq 100 Index and the Nasdaq Index are unmanaged indexes that are broad-measurements of change in stock market conditions based on the average performance of 100 and approximately 3300 widely held Nasdaq stocks.

     Performance data quoted represents past performance. Past performance is not a guaranteeof future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares when redeemed, may be worth more or less than their original cost. PowerShares performance reflects fee waivers, absent which, performance would have been lower. See powershares.com to find the most recent month-end performance numbers.

     - Sector Allocation (%)

   Consumer Discretionary              13.7
   Consumer Staples                     1.8
   Energy                               0.3
   Financials                           9.8
   Health Care                         11.4
   Industrials                          4.7
   Information Technology              54.9
   Materials                            0.6
   Telecommunication                    2.8

     - Style Allocation (%)

   Large Cap Growth                    27.5
   Large Cap Value                      4.7
   Mid Cap Growth                      33.3
   Mid Cap Value                        9.3
   Small Cap Growth                    20.0
   Small Cap Value                      5.2

Frequency Distribution of Discounts & Premiums

                                           CLOSING PRICE ABOVE NAV                         CLOSING PRICE BELOW NAV

                                  50-99         100-199      GREATER THAN 200      50-99         100-199      GREATER THAN 200
                               ============   ============   ================   ============   ============   ================
                               BASIS POINTS   BASIS POINTS     BASIS POINTS     BASIS POINTS   BASIS POINTS     BASIS POINTS
2004
Quarter Ended 03.31.2004            1              0                 0               0              0                0

2003
Quarter Ended 12.31.2003            8              0                 0               1              0                0
Quarter Ended 09.30.2003            5              0                 0               0              0                0

* Commencement of Trading on the AMEX: 1 May 2003

[CHART]

- Growth of Investment Since Inception

              POWERSHARES DYNAMIC
              OTC PORTFOLIO           NASDAQ COMP       NASDAQ 100
5/2/2003       1.90%                   2.06%             2.09%
5/5/2003       2.75%                   2.14%             2.07%
5/6/2003       3.00%                   3.47%             3.55%
5/7/2003       2.12%                   2.32%             2.03%
5/8/2003       0.99%                   1.16%             0.50%
5/9/2003       1.07%                   3.23%             2.73%
5/12/2003      2.89%                   4.67%             4.24%
5/13/2003      3.13%                   4.56%             3.84%
5/14/2003      3.37%                   4.23%             3.14%
5/15/2003      3.82%                   5.35%             4.47%
5/16/2003      4.09%                   4.48%             3.71%
5/19/2003      1.07%                   1.37%            -0.06%
5/20/2003      0.46%                   1.26%            -0.03%
5/21/2003      0.29%                   1.18%             0.04%
5/22/2003      2.17%                   2.38%             1.64%
5/23/2003      2.73%                   2.55%             1.51%
5/27/2003      5.35%                   5.71%             5.33%
5/28/2003      6.10%                   6.16%             5.40%
5/29/2003      7.33%                   6.95%             6.16%
5/30/2003      7.71%                   8.38%             7.61%
6/2/2003       8.93%                   8.03%             6.46%
6/3/2003       8.50%                   8.90%             7.67%
6/4/2003      10.77%                  11.01%            10.02%
6/5/2003      12.21%                  11.78%            10.65%
6/6/2003      11.99%                  10.52%             8.97%
6/9/2003       9.94%                   8.92%             7.40%
6/10/2003     10.33%                  10.53%             8.96%
6/11/2003     11.16%                  11.78%            10.33%
6/12/2003     11.82%                  12.30%            10.43%
6/13/2003     11.38%                  10.45%             8.15%
6/16/2003     12.38%                  13.18%            11.53%
6/17/2003     12.64%                  13.30%            11.36%
6/18/2003     13.56%                  13.89%            12.10%
6/19/2003     12.60%                  11.96%            10.12%
6/20/2003     11.25%                  11.69%             9.87%
6/23/2003      8.71%                   9.38%             7.81%
6/24/2003      7.62%                   9.04%             7.05%
6/25/2003      9.98%                   8.83%             6.76%
6/26/2003      9.59%                  10.96%             9.12%
6/27/2003      9.68%                  10.37%             8.27%
6/30/2003      9.68%                  10.20%             7.95%
7/1/2003       8.63%                  11.38%             9.36%
7/2/2003      12.12%                  14.00%            11.91%
7/3/2003      12.86%                  12.96%            10.61%
7/7/2003      14.65%                  16.85%            15.15%
7/8/2003      16.13%                  18.60%            16.63%
7/9/2003      17.10%                  18.67%            16.34%
7/10/2003     15.61%                  16.52%            13.96%
7/11/2003     16.40%                  17.75%            15.03%
7/14/2003     17.97%                  19.17%            16.40%
7/15/2003     17.01%                  19.06%            16.28%
7/16/2003     16.31%                  18.70%            16.06%
7/17/2003     12.12%                  15.31%            12.82%
7/18/2003     12.86%                  16.02%            13.18%
7/21/2003     11.77%                  14.18%            11.46%
7/22/2003     13.34%                  15.86%            12.97%
7/23/2003     13.87%                  16.75%            13.95%
7/24/2003     12.99%                  15.54%            12.63%
7/25/2003     13.80%                  17.53%            14.83%
7/28/2003     14.15%                  17.85%            15.03%
7/29/2003     14.74%                  17.58%            14.55%
7/30/2003     13.17%                  16.87%            13.53%
7/31/2003     13.10%                  17.82%            14.71%
8/1/2003      13.38%                  16.51%            13.58%
8/4/2003      12.19%                  16.40%            13.85%
8/5/2003      11.63%                  13.65%            10.47%
8/6/2003       8.10%                  12.23%             9.16%
8/7/2003       9.12%                  12.20%             9.34%
8/8/2003       7.58%                  11.64%             8.45%
8/11/2003      9.50%                  12.83%             9.88%
8/12/2003     10.37%                  14.56%            11.45%
8/13/2003     10.72%                  14.54%            11.42%
8/14/2003     11.77%                  15.47%            12.46%
8/15/2003     12.47%                  15.58%            12.61%
8/18/2003     15.19%                  18.13%            15.41%
8/19/2003     17.53%                  19.60%            16.75%
8/20/2003     17.18%                  19.56%            16.76%
8/21/2003     19.11%                  20.71%            18.10%
8/22/2003     18.34%                  19.88%            17.19%
8/25/2003     16.66%                  19.81%            17.38%
8/26/2003     18.06%                  20.24%            17.59%
8/27/2003     19.07%                  21.02%            18.48%
8/28/2003     19.28%                  22.25%            19.68%
8/29/2003     20.01%                  22.95%            20.48%
9/2/2003      21.94%                  25.05%            22.27%
9/3/2003      25.22%                  25.83%            22.19%
9/4/2003      25.22%                  26.92%            23.36%
9/5/2003      23.47%                  26.19%            22.34%
9/8/2003      26.44%                  28.25%            24.57%
9/9/2003      26.37%                  27.22%            23.12%
9/10/2003     22.42%                  23.85%            19.68%
9/11/2003     23.30%                  25.37%            21.34%
9/12/2003     23.82%                  25.97%            21.96%
9/15/2003     23.65%                  25.34%            21.07%
9/16/2003     26.62%                  28.16%            24.22%
9/17/2003     26.72%                  27.88%            23.68%
9/18/2003     28.01%                  29.68%            25.77%
9/19/2003     28.71%                  29.41%            25.07%
9/22/2003     27.03%                  27.30%            22.74%
9/23/2003     28.54%                  29.14%            24.70%
9/24/2003     25.36%                  25.20%            20.34%
9/25/2003     24.28%                  23.41%            19.09%
9/26/2003     21.03%                  21.70%            17.62%
9/29/2003     21.10%                  23.90%            19.97%
9/30/2003     22.63%                  21.35%            17.11%
10/1/2003     23.40%                  24.43%            19.95%
10/2/2003     25.22%                  24.70%            20.11%
10/3/2003     28.40%                  27.71%            23.55%
10/6/2003     31.85%                  28.58%            24.12%
10/7/2003     32.38%                  29.56%            25.09%
10/8/2003     32.73%                  28.60%            24.18%
10/9/2003     32.03%                  29.84%            25.49%
10/10/2003    32.73%                  30.07%            26.20%
10/13/2003    34.40%                  31.30%            27.08%
10/14/2003    35.66%                  31.96%            27.62%
10/15/2003    34.72%                  31.68%            27.34%
10/16/2003    34.58%                  32.43%            28.16%
10/17/2003    32.55%                  29.87%            25.23%
10/20/2003    32.03%                  30.73%            26.60%
10/21/2003    33.43%                  31.80%            27.75%
10/22/2003    31.33%                  28.90%            24.63%
10/23/2003    30.11%                  28.04%            23.80%
10/24/2003    28.54%                  26.69%            23.12%
10/27/2003    30.28%                  27.87%            23.73%
10/28/2003    31.33%                  31.22%            27.56%
10/29/2003    33.95%                  31.51%            27.55%
10/30/2003    35.35%                  31.25%            27.32%
10/31/2003    33.50%                  31.21%            27.23%
11/3/2003     37.06%                  33.62%            29.64%
11/4/2003     37.09%                  32.96%            28.40%
11/5/2003     37.44%                  33.06%            28.42%
11/6/2003     39.02%                  34.21%            29.36%
11/7/2003     39.85%                  33.83%            29.06%
11/10/2003    37.27%                  31.85%            27.08%
11/11/2003    35.87%                  31.12%            26.63%
11/12/2003    38.21%                  33.99%            29.67%
11/13/2003    38.49%                  33.60%            29.34%
11/14/2003    37.27%                  31.08%            26.44%
11/17/2003    34.65%                  29.68%            25.20%
11/18/2003    33.78%                  27.79%            22.59%
11/19/2003    33.95%                  29.00%            23.87%
11/20/2003    32.55%                  27.80%            22.48%
11/21/2003    33.43%                  28.61%            23.37%
11/24/2003    37.97%                  32.23%            27.50%
11/25/2003    39.19%                  31.95%            26.78%
11/26/2003    39.02%                  32.65%            27.57%
11/28/2003    41.08%                  33.12%            27.94%
12/1/2003     43.17%                  35.13%            29.99%
12/2/2003     42.82%                  34.46%            28.63%
12/3/2003     41.11%                  33.12%            27.54%
12/4/2003     39.05%                  33.70%            28.67%
12/5/2003     37.72%                  31.60%            26.38%
12/8/2003     37.58%                  32.34%            27.38%
12/9/2003     35.87%                  29.59%            24.29%
12/10/2003    34.06%                  29.34%            24.77%
12/11/2003    38.81%                  31.90%            27.29%
12/12/2003    38.42%                  32.35%            27.31%
12/15/2003    37.27%                  30.27%            25.48%
12/16/2003    35.17%                  30.68%            26.06%
12/17/2003    35.70%                  30.48%            25.76%
12/18/2003    37.79%                  32.84%            28.58%
12/19/2003    37.27%                  32.49%            28.11%
12/22/2003    37.55%                  32.82%            28.61%
12/23/2003    38.25%                  34.11%            30.09%
12/24/2003    37.97%                  33.73%            29.64%
12/26/2003    38.49%                  33.99%            29.70%
12/29/2003    39.82%                  36.26%            32.08%
12/30/2003    40.34%                  36.49%            32.05%
12/31/2003    39.50%                  36.05%            31.86%
1/2/2004      39.15%                  36.27%            31.47%
1/5/2004      42.79%                  39.03%            34.44%
1/6/2004      44.08%                  39.71%            34.86%
1/7/2004      45.58%                  41.09%            36.03%
1/8/2004      47.15%                  42.63%            37.50%
1/9/2004      46.35%                  41.72%            36.58%
1/12/2004     48.20%                  43.41%            38.32%
1/13/2004     46.18%                  42.37%            36.97%
1/14/2004     47.89%                  43.36%            37.81%
1/15/2004     48.45%                  43.23%            37.62%
1/16/2004     51.41%                  45.36%            39.56%
1/20/2004     52.95%                  45.87%            39.49%
1/21/2004     51.66%                  45.49%            38.93%
1/22/2004     49.77%                  43.90%            37.48%
1/23/2004     48.13%                  44.23%            37.55%
1/26/2004     51.17%                  46.26%            39.57%
1/27/2004     49.49%                  43.70%            36.47%
1/28/2004     46.70%                  41.07%            33.99%
1/29/2004     44.08%                  40.45%            34.42%
1/30/2004     45.06%                  40.31%            34.12%
2/2/2004      45.83%                  40.11%            33.65%
2/3/2004      44.92%                  40.31%            34.01%
2/4/2004      41.32%                  36.78%            31.39%
2/5/2004      42.12%                  37.15%            31.60%
2/6/2004      44.67%                  40.16%            34.65%
2/9/2004      45.48%                  39.93%            33.93%
2/10/2004     45.44%                  40.93%            34.77%
2/11/2004     47.75%                  41.91%            36.02%
2/12/2004     46.70%                  40.82%            34.87%
2/13/2004     45.83%                  39.46%            33.35%
2/17/2004     47.85%                  41.27%            35.34%
2/18/2004     47.19%                  41.01%            35.42%
2/19/2004     44.57%                  38.94%            33.38%
2/20/2004     43.21%                  38.39%            33.14%
2/23/2004     40.76%                  36.33%            31.49%
2/24/2004     39.36%                  36.19%            31.34%
2/25/2004     42.51%                  37.38%            32.07%
2/26/2004     43.52%                  38.03%            32.69%
2/27/2004     44.60%                  37.84%            32.08%
3/1/2004      45.16%                  39.74%            33.80%
3/2/2004      43.97%                  38.51%            32.34%
3/3/2004      43.63%                  38.08%            31.70%
3/4/2004      44.43%                  39.56%            33.07%
3/5/2004      44.08%                  39.05%            32.32%
3/8/2004      41.77%                  36.41%            29.46%
3/9/2004      39.36%                  35.49%            29.13%
3/10/2004     37.62%                  33.38%            27.33%
3/11/2004     37.97%                  32.01%            25.96%
3/12/2004     38.67%                  34.78%            28.58%
3/15/2004     35.24%                  31.69%            25.75%
3/16/2004     34.44%                  31.95%            26.40%
3/17/2004     37.44%                  34.24%            28.36%
3/18/2004     36.05%                  33.27%            27.36%
3/19/2004     35.00%                  31.78%            25.63%
3/22/2004     31.85%                  29.70%            24.09%
3/23/2004     30.98%                  29.15%            23.07%
3/24/2004     31.85%                  29.67%            24.13%
3/25/2004     37.62%                  33.59%            28.09%
3/26/2004     37.44%                  33.10%            27.14%
3/29/2004     39.71%                  35.31%            29.56%
3/30/2004     40.24%                  35.86%            29.83%
3/31/2004     41.08%                  35.43%            29.21%
4/1/2004      41.98%                  36.84%            30.54%
4/2/2004      45.27%                  39.70%            33.87%
4/5/2004      46.70%                  41.19%            35.50%
4/6/2004      46.18%                  39.89%            34.17%
4/7/2004      45.65%                  39.23%            33.12%
4/8/2004      45.93%                  39.41%            33.44%
4/12/2004     46.87%                  40.26%            34.38%
4/13/2004     43.63%                  37.86%            32.31%
4/14/2004     41.32%                  37.51%            32.56%
4/15/2004     40.20%                  35.97%            31.10%
4/16/2004     39.47%                  35.53%            30.17%
4/19/2004     40.34%                  37.21%            32.36%
4/20/2004     39.02%                  34.37%            29.08%
4/21/2004     39.33%                  35.52%            30.34%
4/22/2004     41.29%                  38.05%            33.44%
4/23/2004     40.97%                  39.20%            34.48%
4/26/2004     39.36%                  38.31%            33.00%
4/27/2004     37.27%                  38.03%            32.90%
4/28/2004     34.47%                  35.11%            30.53%
4/29/2004     29.93%                  33.02%            28.58%
4/30/2004     28.01%                  30.40%            25.88%

Schedule of Investments

PowerShares Dynamic Market Portfolio
April 30, 2004

  NUMBER
 OF SHARES                                                              VALUE
-----------                                                          -----------
              COMMON STOCKS--100.0%
              CONSUMER DISCRETIONARY--13.3%
      6,569   Black & Decker (The) Corp.                             $   380,017
     15,204   Brookfield Homes Corp.                                     491,545
     17,694   Claire's Stores, Inc.                                      360,604
     92,128   Gap (The), Inc.                                          2,027,737
     15,994   Hasbro, Inc.                                               302,127
     15,725   Haverty Furniture Co.                                      284,151
     16,472   Insight Enterprises, Inc.*                                 275,741
     13,782   Lithia Motors, Inc.                                        355,989
     57,091   May Department Stores (The) Co.                          1,758,403
     12,859   Monaco Coach Corp.                                         335,234
     51,313   Nordstrom, Inc.                                          1,828,282
        776   NVR, Inc.*                                                 349,976
     27,849   Wesco International, Inc.*                                 398,241
     59,564   Yum! Brands, Inc.*                                       2,310,487
                                                                     -----------
                                                                      11,458,534
                                                                     -----------
              CONSUMER STAPLES--11.4%
     25,498   7-Eleven, Inc.*                                            410,518
     43,403   Avon Products, Inc.                                      3,645,852
     11,317   Bunge Ltd.                                                 419,295
     15,610   Flowers Foods, Inc.                                        382,289
     22,262   PepsiAmericas, Inc.                                        445,908
     61,725   PepsiCo, Inc.                                            3,363,395
     21,187   Ruddick Corp.                                              432,215
     18,084   Sanderson Farms, Inc.                                      672,363
                                                                     -----------
                                                                       9,771,835
                                                                     -----------
              ENERGY--6.3%
     29,812   Burlington Resources, Inc.                               2,005,454
     39,871   Exxon Mobil Corp.                                        1,696,511
     10,607   Overseas Shipholding Group, Inc.                           347,591
      8,473   Pogo Producing Co.                                         417,888
     45,992   Range Resources Corp.                                      575,360
     11,970   Universal Compression Holdings, Inc.*                      356,227
                                                                     -----------
                                                                       5,399,031
                                                                     -----------
              FINANCIALS--20.4%
     48,074   ACE Ltd.                                                 2,107,564
     27,776   Ambac Financial Group, Inc.                              1,916,544
     10,630   Associated Banc-Corp.                                      435,299
     10,006   Bank of Hawaii Corp.                                       437,462
     11,764   Delphi Financial Group, Inc., Class A                      472,442
      5,341   Everest Re Group Ltd.                                      454,946
     15,141   First American Corp.                                       410,624
     19,556   Jones Lang LaSalle, Inc.*                                  461,717
     56,943   Marshall & Ilsley Corp.                                  2,093,794
     76,843   MBNA Corp.                                               1,873,432
     34,677   Merrill Lynch & Co., Inc.                                1,880,534
     11,914   Nationwide Financial Services, Inc.                        409,842
     24,985   Progressive (The) Corp.                                  2,186,686
     12,082   Protective Life Corp.                                      434,469
     34,200   UICI*                                                  $   592,002
      8,080   UnionBanCal Corp.                                          431,714
     13,227   W. R. Berkley Corp.                                        535,694
     11,863   Willis Group Holdings Ltd.                                 430,746
                                                                     -----------
                                                                      17,565,511
                                                                     -----------
              HEALTH CARE--12.4%
     31,823   Aetna, Inc.                                              2,633,353
     16,098   Align Technology, Inc.*                                    278,817
      6,313   Bausch & Lomb, Inc.                                        396,646
      5,157   Coventry Health Care, Inc.*                                215,769
      8,194   DaVita, Inc.*                                              418,713
      5,165   PacifiCare Health Systems, Inc.*                           184,700
     17,170   Perrigo Co.                                                370,357
     19,970   Select Medical Corp.                                       378,432
     11,399   Sierra Health Services, Inc.*                              423,473
     22,578   Stryker Corp.                                            2,233,642
      9,029   Sunrise Senior Living, Inc.*                               285,316
     11,075   Sybron Dental Specialties, Inc.*                           323,944
      9,160   WellChoice, Inc.*                                          388,384
     19,040   WellPoint Health Networks, Inc.*                         2,126,578
                                                                     -----------
                                                                      10,658,124
                                                                     -----------
              INDUSTRIALS--10.8%
      5,777   Alliant Techsystems, Inc.*                                 342,518
     14,630   AMERCO*                                                    411,542
     76,660   ARAMARK Corp., Class B                                   2,192,476
      7,438   Banta Corp.                                                330,842
     94,528   Cendant Corp.                                            2,238,423
     23,140   Continental Airlines, Inc., Class B*                       246,672
      6,233   Genlyte Group (The), Inc.*                                 357,276
      9,132   Imagistics International, Inc.*                            369,755
      4,040   NACCO Industries, Inc., Class A                            343,723
     37,577   Textron, Inc.                                            2,073,499
     14,096   Watson Wyatt & Co. Holdings*                               369,738
                                                                     -----------
                                                                       9,276,464
                                                                     -----------
              INFORMATION TECHNOLOGY--16.5%
     30,345   Activision, Inc.*                                          456,996
    601,835   Agere Systems, Inc., Class A*                            1,360,147
     62,944   Agilent Technologies, Inc.*                              1,700,117
     28,841   Aspect Communications Corp.*                               341,189
     18,022   Avnet, Inc.*                                               389,996
     11,229   Benchmark Electronics, Inc.*                               303,520
     22,617   CCC Information Services Group, Inc.*                      364,134
     19,560   Cypress Semiconductor Corp.*                               273,253
     21,941   International Business Machines Corp.                    1,934,538
    157,954   Motorola, Inc.                                           2,882,662
     22,299   MTS Systems Corp.                                          525,141
     22,327   SS&C Technologies, Inc.                                    515,530
     20,018   Sybase, Inc.*                                              342,308
     16,480   Syntel, Inc.                                               330,259

SEE NOTES TO FINANCIAL STATEMENTS.

PowerShares Dynamic Market Portfolio
April 30, 2004

  NUMBER
 OF SHARES                                                              VALUE
-----------                                                          -----------
              COMMON STOCKS (CONTINUED)
     19,722   Titan Corp.*                                           $   378,662
    152,509   Xerox Corp.*                                             2,048,196
                                                                     -----------
                                                                      14,146,648
                                                                     -----------
              MATERIALS--2.5%
     10,582   Louisiana-Pacific Corp.                                    249,629
      6,762   MacDermid, Inc.                                            218,954
     21,369   Phelps Dodge Corp.*                                      1,406,721
      6,177   Potlatch Corp.                                             233,985
                                                                     -----------
                                                                       2,109,289
                                                                     -----------
              TELECOMMUNICATIONS--3.4%
     12,851   Arch Wireless, Inc.*                                       439,119
     14,127   AT&T Corp.                                                 242,278
     40,679   Nextel Communications, Inc.*                               970,601
     32,237   Ptek Holdings, Inc.*                                       327,850
     54,851   Sprint Corp.                                               981,284
                                                                     -----------
                                                                       2,961,132
                                                                     -----------
              UTILITIES--3.0%
     45,179   AES (The) Corp.*                                           391,702
     30,156   Kinder Morgan, Inc.                                      1,815,693
     22,278   Xcel Energy, Inc.                                          372,711
                                                                     -----------
                                                                       2,580,106
                                                                     -----------
              TOTAL INVESTMENTS
              (Cost $86,643,382)--100.0%                              85,926,674
              Other assets less liabilities--0.0%                         18,874
                                                                     -----------
              NET ASSETS--100.0%                                     $85,945,548
                                                                     ===========

*  Non-income producing securitiy.

SEE NOTES TO FINANCIAL STATEMENTS.

Statement of Assets and Liabilities

PowerShares Dynamic Market Portfolio
April 30, 2004

ASSETS:
  Investments at value, (Cost $86,643,382) ...............................   $85,926,674
  Cash ...................................................................        39,065
  Receivables:
    Dividends ............................................................        23,295
                                                                             -----------
    TOTAL ASSETS .........................................................    85,989,034
                                                                             -----------

LIABILITIES:
  Accrued advisory fees ..................................................        20,037
  Accrued expenses .......................................................        23,449
                                                                             -----------
    TOTAL LIABILITIES ....................................................        43,486
                                                                             -----------
NET ASSETS ...............................................................   $85,945,548
                                                                             ===========

NET ASSETS CONSIST OF:
  Paid-in capital ........................................................   $87,677,773
  Distributions in excess of net investment income .......................       (45,592)
  Net realized loss on investments .......................................      (969,925)
  Net unrealized depreciation on investments .............................      (716,708)
                                                                             -----------
NET ASSETS ...............................................................   $85,945,548
                                                                             ===========

  Shares outstanding (unlimited amount authorized, $0.01 par value) ......     2,452,228
  Net asset value ........................................................   $     35.05
                                                                             ===========

SEE NOTES TO FINANCIAL STATEMENTS.

Statement of Operations

PowerShares Dynamic Market Portfolio
For the year May 1, 2003* through April 30, 2004

INVESTMENT INCOME:
  Dividends (net of foreign withholding taxes of $118) ...............   $   471,538
                                                                         -----------

EXPENSES:
  Advisory fees ......................................................       221,836
  Legal ..............................................................        82,101
  Administration .....................................................        60,000
  Accounting and transfer agent fees .................................        55,000
  Offering costs .....................................................        32,285
  Insurance ..........................................................        23,725
  Printing ...........................................................        23,384
  Trustees ...........................................................        20,110
  Audit ..............................................................        19,875
  Custodian ..........................................................         7,110
  Other expenses .....................................................        11,893
                                                                         -----------
    TOTAL EXPENSES ...................................................       557,319
  Less fees waived:
    Advisory .........................................................      (201,799)
    Administration ...................................................       (46,638)
    Accounting and transfer agent ....................................       (41,593)
                                                                         -----------
    NET EXPENSES .....................................................       267,289
                                                                         -----------
    NET INVESTMENT INCOME ............................................       204,249
                                                                         -----------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain (loss) from:
    Investments ......................................................      (970,187)
    In-kind redemptions ..............................................    10,534,709
                                                                         -----------
      Net realized gain ..............................................     9,564,522
  Net unrealized depreciation on investments .........................      (716,708)
                                                                         -----------
  Net realized and unrealized gain on investments ....................     8,847,814
                                                                         -----------
  Net increase in net assets resulting from operations ...............   $ 9,052,063
                                                                         ===========

*    Commencement of Investment Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

Statement of Changes in Net Assets

PowerShares Dynamic Market Portfolio

                                                                                 FOR THE YEAR
                                                                                 MAY 1, 2003*
                                                                                   THROUGH
                                                                                APRIL 30, 2004
                                                                                --------------
OPERATIONS:
  Net investment income .....................................................    $     204,249
  Net realized gain on investments ..........................................        9,564,522
  Net unrealized depreciation on investments ................................         (716,708)
                                                                                 -------------
    Net increase in net assets resulting from operations ....................        9,052,063
                                                                                 -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income .....................................................         (249,841)
                                                                                 -------------

SHAREHOLDER TRANSACTIONS:
  Proceeds from shares sold .................................................      202,242,629
  Value of shares repurchased ...............................................     (125,159,245)
                                                                                 -------------
  Net increase in net assets resulting from share transactions ..............       77,083,384
                                                                                 -------------
    INCREASE IN NET ASSETS ..................................................       85,885,606

NET ASSETS:
  Beginning of period .......................................................           59,942
                                                                                 -------------
  End of period (includes distributions in excess of net investment income of
  $45,592 at April 30, 2004) ................................................    $  85,945,548
                                                                                 =============

CHANGES IN SHARES OUTSTANDING:**
  Shares sold ...............................................................        5,450,000
  Shares repurchased ........................................................       (3,000,000)
  Shares outstanding, beginning of period ...................................            2,228
                                                                                 -------------
  Shares outstanding, end of period .........................................        2,452,228
                                                                                 =============

*    Commencement of Investment Operations.
**   Amounts have been adjusted for stock split (See Note 7).

SEE NOTES TO FINANCIAL STATEMENTS.

Financial Highlights

PowerShares Dynamic Market Portfolio

                                                                                 FOR THE YEAR
                                                                                 MAY 1, 2003*
                                                                                   THROUGH
                                                                                APRIL 30, 2004
                                                                                --------------
PER SHARE OPERATING PERFORMANCE:+
  Net asset value at beginning of period .....................................     $ 26.99
                                                                                   -------

  Net investment income** ....................................................        0.15
  Net realized and unrealized gain on investments ............................        8.09
                                                                                   -------
    Total from operations ....................................................        8.24
                                                                                   -------

  DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income** ....................................................       (0.18)
                                                                                   -------
  Net asset value at end of period ...........................................     $ 35.05
                                                                                   -------
TOTAL RETURN .................................................................       30.50%***

RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000's omitted) ................................     $85,946
  Ratio to average net assets of:
    Expenses, net of waivers .................................................        0.60%
    Expenses, prior to waivers ...............................................        1.26%
    Net investment income, net of waivers ....................................        0.46%
  Portfolio turnover rate ....................................................          58%++

*    Commencement of Investment Operations.
**   Based on average shares outstanding.
*** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.
+    Per share amounts have been adjusted for 4 for 1 stock split (See Note 7).
++ Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

SEE NOTES TO FINANCIAL STATEMENTS.

Schedule of Investments

PowerShares Dynamic OTC Portfolio
April 30, 2004

  NUMBER
 OF SHARES                                                            VALUE
-----------                                                        -----------
              COMMON STOCKS--100.2%
              CONSUMER DISCRETIONARY--14.1%
     6,751    Bebe Stores, Inc.*                                   $   215,357
     7,729    Big 5 Sporting Goods Corp.*                              191,834
     3,622    Columbia Sportswear Co.*                                 192,835
     5,398    Guitar Center, Inc.*                                     224,125
     8,410    Hibbett Sporting Goods, Inc.*                            204,195
     9,074    Insight Enterprises, Inc.*                               151,899
    27,755    Rent-A-Center, Inc.*                                     812,389
    28,182    Ross Stores, Inc.                                        859,551
     5,688    SCP Pool Corp.*                                          228,714
    34,066    Staples, Inc.                                            877,540
   101,157    UnitedGlobalCom, Inc., Class A*                          756,654
     4,392    Urban Outfitters, Inc.*                                  202,779
                                                                   -----------
                                                                     4,917,872
                                                                   -----------
              CONSUMER STAPLES--1.8%
     4,982    Sanderson Farms, Inc.                                    185,231
     5,592    Whole Foods Market, Inc.                                 447,304
                                                                   -----------
                                                                       632,535
                                                                   -----------
              ENERGY--0.2%
     1,558    Patterson-UTI Energy, Inc.*                               56,384
       777    Prima Energy Corp.*                                       28,850
                                                                   -----------
                                                                        85,234
                                                                   -----------
              FINANCIALS--10.3%
     7,023    Advanta Corp., Class B                                   112,508
     2,164    Alabama National BanCorp.                                110,407
     2,677    Arch Capital Group Ltd.*                                 107,562
    14,694    Associated Banc-Corp.                                    601,719
     3,127    Chemical Financial Corp.                                 107,100
     3,469    Glacier Bancorp, Inc.                                    106,325
    16,953    IPC Holdings Ltd.                                        623,870
     4,621    Mid-State Bancshares                                     103,926
     5,019    NBT Bancorp, Inc.                                        104,997
     4,417    Northwest Bancorp, Inc.                                   91,123
    14,618    SAFECO Corp.                                             640,122
    12,717    T. Rowe Price Group, Inc.                                652,129
     2,799    Texas Regional Bancshares, Inc., Class A                 118,174
     4,378    Waypoint Financial Corp.                                 113,303
                                                                   -----------
                                                                     3,593,265
                                                                   -----------
              HEALTH CARE--11.8%
    16,862    Alderwoods Group, Inc.*                                  207,065
     7,876    Align Technology, Inc.*                                  136,412
    13,771    Eon Labs, Inc.*                                          905,443
    12,082    Express Scripts, Inc.*                                   934,423
     9,322    First Horizon Pharmaceuticals Corp.*                     144,584
    10,652    Gentiva Health Services, Inc.*                           155,626
    11,250    Henry Schein, Inc.*                                      792,788
     4,465    IDX Systems Corp.*                                       141,541
     2,780    Kindred Healthcare, Inc.*                                136,164
     5,363    Ocular Sciences, Inc.*                                   150,700
     8,397    Perrigo Co.                                          $   181,123
     5,044    VCA Antech, Inc.*                                        206,249
                                                                   -----------
                                                                     4,092,118
                                                                   -----------
              INDUSTRIALS--4.8%
     4,743    AMERCO*                                                  133,421
    37,795    Copart, Inc.*                                            716,593
     1,878    Genlyte Group, Inc.*                                     107,647
     4,853    Heartland Express, Inc.                                  119,141
     5,114    Pacer International, Inc..*                               96,143
    29,173    Swift Transportation Co., Inc.*                          493,607
                                                                   -----------
                                                                     1,666,552
                                                                   -----------

              INFORMATION TECHNOLOGY--53.7%
    13,984    Activision, Inc.*                                        210,599
    14,728    Agilysys, Inc.                                           172,759
    85,201    Amkor Technology, Inc.*                                  688,424
     4,774    ANSYS, Inc.*                                             176,877
    59,199    Applied Materials, Inc.*                               1,079,198
    10,844    Aspect Communications Corp.*                             128,285
    24,237    Aspen Technology, Inc.*                                  157,541
   194,593    Atmel Corp.*                                           1,136,423
    48,744    Autodesk, Inc.                                         1,632,925
    13,413    C-COR.net Corp.*                                         121,790
    14,593    Carreker Corp.*                                          106,237
    10,424    CCC Information Services Group, Inc.*                    167,826
    26,527    Cirrus Logic, Inc.*                                      165,263
    54,800    Cisco Systems, Inc.*                                   1,143,676
    60,245    Citrix Systems, Inc.*                                  1,147,667
    27,723    Conexant Systems, Inc.*                                  120,595
    20,420    Digitas, Inc.*                                           202,362
     2,002    Dionex Corp.*                                            102,162
    20,643    EarthLink, Inc.*                                         190,122
    27,014    Electronic Arts, Inc.*                                 1,367,449
    12,146    ESS Technology, Inc.*                                    130,205
    60,623    Foundry Networks, Inc.*                                  685,040
     6,343    Global Imaging Systems, Inc.*                            219,595
     7,878    Helix Technology Corp.                                   138,653
    16,232    Intervoice, Inc.*                                        202,088
    10,561    Jack Henry & Associates, Inc.                            192,105
     5,902    Littelfuse, Inc.*                                        226,637
    17,908    Mattson Technology, Inc.*                                175,140
     3,304    MicroStrategy, Inc.*                                     158,727
     7,196    MTS Systems Corp.                                        169,466
    24,609    ON Semiconductor Corp.*                                  118,861
    61,448    PMC - Sierra, Inc.*                                      746,593
    61,239    Polycom, Inc.*                                         1,168,440
   103,781    Sanmina-SCI Corp.*                                     1,039,886
     4,160    ScanSource, Inc.*                                        229,757
    42,572    SeeBeyond Technology Corp.*                              162,625
     9,517    SPSS, Inc.*                                              135,332
     6,057    SS&C Technologies, Inc.                                  139,856
    26,865    Sykes Enterprises, Inc.*                                 146,952

SEE NOTES TO FINANCIAL STATEMENTS.

PowerShares Dynamic OTC Portfolio
April 30, 2004

  NUMBER
 OF SHARES                                                            VALUE
-----------                                                        -----------
              COMMON STOCKS (CONTINUED)
    11,057    Synaptics, Inc.*                                     $   182,993
     7,057    Syntel, Inc.                                             141,422
     9,702    Transaction Systems Architects, Inc.,
                Class A*                                               205,973
    18,358    ValueClick, Inc.*                                        190,189
     7,627    ViaSat, Inc.*                                            167,641
     7,692    WebEx Communncations, Inc.*                              172,608
    25,634    Westell Technologies, Inc., Class A*                     187,590
    31,133    Xilinx, Inc.*                                          1,047,003
                                                                   -----------
                                                                    18,699,557
                                                                   -----------
              MATERIALS--0.6%
     3,338    Metal Management, Inc.*                                   48,401
     2,703    Sigma-Aldrich Corp.                                      153,098
                                                                   -----------
                                                                       201,499
                                                                   -----------
              TELECOMMUNICATIONS--2.9%
    27,780    Nextel Communications, Inc.*                             662,831
    33,031    PTEK Holdings, Inc.*                                     335,925
                                                                   -----------
                                                                       998,756
                                                                   -----------
              TOTAL INVESTMENTS
              (Cost $37,723,114)--100.2%                            34,887,388
              Liabilities in excess of other assets--(0.2%)            (70,054)
                                                                   -----------
              NET ASSETS--100.0%                                   $34,817,334
                                                                   ===========

*    Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

Statement of Assets and Liabilities

PowerShares Dynamic OTC Portfolio
April 30, 2004

ASSETS:
  Investments at value, (Cost $37,723,114) ................................   $34,887,388
  Dividends receivables ...................................................         8,095
                                                                              -----------
    TOTAL ASSETS ..........................................................    34,895,483
                                                                              -----------

LIABILITIES:
  Due to custodian ........................................................        57,833
  Accrued expenses ........................................................        20,316
                                                                              -----------
    TOTAL LIABILITIES .....................................................        78,149
                                                                              -----------
NET ASSETS ................................................................   $34,817,334
                                                                              ===========

NET ASSETS CONSIST OF:
  Paid-in capital .........................................................   $38,575,889
  Net realized loss on investments ........................................      (922,829)
  Net unrealized depreciation on investments ..............................    (2,835,726)
                                                                              -----------
NET ASSETS ................................................................   $34,817,334
                                                                              ===========

  Shares outstanding (unlimited amount authorized, $0.01 par value) .......       951,424
  Net asset value .........................................................   $     36.59
                                                                              ===========

SEE NOTES TO FINANCIAL STATEMENTS.

Statement of Operations

PowerShares Dynamic OTC Portfolio
For the year May 1, 2003* through April 30, 2004

INVESTMENT INCOME:
  Dividends ..........................................................   $   141,763
  Interest ...........................................................            12
                                                                         -----------
                                                                             141,775

EXPENSES:
  Advisory fees ......................................................       141,602
  Legal ..............................................................        82,101
  Administration .....................................................        60,000
  Accounting and transfer agent fees .................................        55,000
  Offering costs .....................................................        26,495
  Insurance ..........................................................        23,725
  Printing ...........................................................        23,384
  Trustees ...........................................................        20,110
  Audit ..............................................................        19,875
  Custodian ..........................................................        10,295
  Other fees .........................................................         8,789
                                                                         -----------
    TOTAL EXPENSES ...................................................       471,376
  Less fees waived:
    Advisory .........................................................      (141,602)
    Administration ...................................................       (51,462)
    Accounting and transfer agent ....................................       (46,016)
  Less: Other fees assumed by the Adviser ............................       (61,535)
                                                                         -----------
    NET EXPENSES .....................................................       170,761
                                                                         -----------
    NET INVESTMENT LOSS ..............................................       (28,986)
                                                                         -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss) from:
    Investments ......................................................      (922,829)
    In-kind redemptions ..............................................    10,191,492
                                                                         -----------
      Net realized gain ..............................................     9,268,663
  Net unrealized depreciation on investments .........................    (2,835,726)
                                                                         -----------
  Net realized and unrealized gain on investments ....................     6,432,937
                                                                         -----------
  Net increase in net assets resulting from operations ...............   $ 6,403,951
                                                                         ===========

*    Commencement of Investment Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

Statement of Changes in Net Assets

PowerShares Dynamic OTC Portfolio

                                                                          FOR THE YEAR
                                                                          MAY 1, 2003*
                                                                            THROUGH
                                                                         APRIL 30, 2004
                                                                         --------------
OPERATIONS:
  Net investment loss ................................................    $    (28,986)
  Net realized gain on investments ...................................       9,268,663
  Net unrealized depreciation on investments .........................      (2,835,726)
                                                                          ------------
    Net increase in net assets resulting from operations .............       6,403,951
                                                                          ------------

SHAREHOLDER TRANSACTIONS:
  Proceeds from shares sold ..........................................     112,397,315
  Value of shares repurchased ........................................     (84,023,938)
                                                                          ------------
  Net increase in net assets resulting from share transactions .......      28,373,377
                                                                          ------------
   INCREASE IN NET ASSETS ............................................      34,777,328

NET ASSETS:
  Beginning of period ................................................          40,006
                                                                          ------------
  End of period ......................................................    $ 34,817,334
                                                                          ============

CHANGES IN SHARES OUTSTANDING:**
  Shares sold ........................................................       2,600,000
  Shares repurchased .................................................      (1,650,000)
  Shares outstanding, beginning of period ............................           1,424
                                                                          ------------
  Shares outstanding, end of period ..................................         951,424
                                                                          ============

*    Commencement of Investment Operations.
**   Amounts have been adjusted for stock split (See Note 7).

SEE NOTES TO FINANCIAL STATEMENTS.

Financial Highlights

PowerShares Dynamic OTC Portfolio

                                                                          FOR THE YEAR
                                                                          MAY 1, 2003*
                                                                            THROUGH
                                                                         APRIL 30, 2004
                                                                         --------------
PER SHARE OPERATING PERFORMANCE:+
  Net asset value at beginning of period .............................      $ 28.57
                                                                            -------
  Net investment loss** ..............................................        (0.04)
  Net realized and unrealized gain on investments ....................         8.06
                                                                            -------
    Total from operations ............................................         8.02
  Net asset value at end of period ...................................      $ 36.59
                                                                            -------
TOTAL RETURN: ........................................................        28.07%***

RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000's omitted) ........................      $34,817
  Ratio to average net assets of:
  Expenses, net of waivers ...........................................         0.60%
  Expenses, prior to waivers .........................................         1.66%
  Net investment loss, net of waivers ................................        (0.10)%
  Portfolio turnover rate ............................................           79%++

*    Commencement of Investment Operations.
**   Based on average shares outstanding.
*** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.
+    Per share amounts have been adjusted for 4 for 1 stock split (See Note 7).
++ Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

SEE NOTES TO FINANCIAL STATEMENTS.

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust
April 30, 2004

NOTE 1. ORGANIZATION
PowerShares Exchange-Traded Fund Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), is an open-end diversified management investment company that was organized as a Massachusetts business trust on June 9, 2000. The Trust currently consists of two portfolios, the PowerShares Dynamic Market Portfolio and PowerShares Dynamic OTC Portfolio, each of which represents a separate series of beneficial interest in the Trust (the "Fund" or "Funds"). The Funds' shares are listed on the American Stock Exchange and traded on the American Stock Exchange at market prices that may differ to some degree from net asset value of the shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in a large specified number of shares called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds.

The investment objective of the PowerShares Dynamic Market Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Market Intellidex Index" (the "Underlying Index"). The investment objective of the PowerShares Dynamic OTC Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic OTC Intellidex Index". Both Funds are managed by PowerShares Capital Management LLC (the "Adviser").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects any risk of loss to be remote.

A. SECURITY VALUATION
Securities are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in accordance with procedures adopted by the Board of Trustees.

B. FEDERAL INCOME TAXES
Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and net taxable capital gains to its shareholders. Therefore, no provision for Federal income taxes is required.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.

PowerShares Exchange-Traded Fund Trust
April 30, 2004

C. INVESTMENT INCOME
Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

D. EXPENSES
Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

E. INVESTMENT TRANSACTIONS
Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the identified cost basis. Corporate actions (including cash dividends) are recorded net of nonreclaimable foreign tax withholdings on the ex-dividend date.

F. DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS
Each Fund declares and pays dividends from net investment income to its shareholders quarterly and distributes net realized taxable capital gains, if any, annually.

NOTE 3. ADVISORY, ADMINISTRATION AND OTHER TRANSACTIONS WITH AFFILIATES PowerShares Capital Management LLC ("Adviser") has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs, and providing certain clerical, bookkeeping and other administrative services. The Adviser will receive fees from each Fund equal to 0.50% of each Fund's average daily net assets. For the year ended April 30, 2004, the Adviser waived fees for PowerShares Dynamic Market Portfolio and PowerShares Dynamic OTC Portfolio amounting to $201,799 and $141,602, respectively, and assumed expenses of $61,535 for the PowerShares Dynamic OTC Portfolio.

The Bank of New York is the administrator, custodian, fund accounting and transfer agent for each Fund. For the year ended April 30, 2004, The Bank of New York voluntarily waived administration and fund accounting fees for PowerShares Dynamic Market Portfolio amounting to $46,638 and $41,593, respectively. In addition, The Bank of New York voluntarily waived administration and fund accounting fees for PowerShares Dynamic OTC Portfolio amounting to $51,462 and $46,016, respectively.

Each Fund is responsible for all its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, paying for licensing fees related to the Market Intellidex and the OTC Intellidex, any distribution fees or expenses and extraordinary expenses. Pursuant to the Management Agreement, until at least April 30, 2005, the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of average daily net assets.

The American Stock Exchange LLC (the "AMEX") Intellidex Index has entered into an agreement with respect to the Funds for the licensed use of the Intellidex Index. Pursuant to such license agreement, the

PowerShares Exchange-Traded Fund Trust
April 30, 2004

Trust has entered into a sub-license agreement which requires that each Fund pay a fee of $5,000, an annual aggregate listing fee in accordance with AMEX's annual listing fee schedule, which shall not exceed the maximum annual listing fee for a stock issue set forth in such schedule (which fee is currently $14,500) for all POWERSHARES ETF; and an annual fee of $10,000 per fund for the intra-day calculation of estimated share values based on the creation basket for each POWERSHARES ETF.

NOTE 4. FEDERAL INCOME TAX
The PowerShares Dynamic Market Portfolio has maintained a year-end of December 31 for federal income tax purposes.

At December 31, 2003, the components of accumulated earnings on a tax-basis were as follows:

                      NET
ACCUMULATED   ACCUMULATED CAPITAL     UNREALIZED    GROSS UNREALIZED   GROSS UNREALIZED    TOTAL ACCUMULATED
 EARNINGS      AND OTHER LOSSES      APPRECIATION     APPRECIATION       DEPRECIATION          EARNINGS
-----------   -------------------    ------------   ----------------   ----------------    -----------------
  $32,425         $(225,469)          $1,359,197       $1,794,936         $(435,739)          $1,166,153

At December 31, 2003, for federal income tax purposes, capital loss carryforwards of $225,469 were available, as shown in the table below, to the extent provided by the regulations, to offset future realized gains through the year indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

  CAPITAL LOSS
AVAILABLE THROUGH                                                        AMOUNT
-----------------                                                       --------
     2011 ............................................................  $225,469

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the fund's next taxable year. The PowerShares Dynamic Market Portfolio will defer post-October losses in the amount of $231,666.

Dividends to shareholders from net investment income shown in the Statement of Changes in Net Assets represent ordinary income for tax purposes.

At December 31, 2003, the cost of investments for federal income tax purposes was $34,481,168 for PowerShares Dynamic Market Portfolio.

The PowerShares Dynamic OTC Portfolio's year-end is April 30 for federal income tax purposes.

At April 30, 2004, the components of accumulated loss on tax-basis were as follows:

                             NET
ACCUMULATED CAPITAL    UNREALIZED GROSS       UNREALIZED    GROSS UNREALIZED   TOTAL ACCUMULATED
 AND OTHER LOSSES         DEPRECIATION       APPRECIATION     DEPRECIATION           LOSS
-------------------    ------------------    ------------   ----------------   -----------------
    $(903,496)            $(2,855,059)        $1,389,393      $(4,244,452)       $(3,758,555)

At April 30,2004, for federal income tax purposes, capital loss carryforwards of $903,496 were available, as shown in the table below, to the extent provided by the regulations, to offset future realized gains

PowerShares Exchange-Traded Fund Trust
April 30, 2004

through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

  CAPITAL LOSS
AVAILABLE THROUGH                                                        AMOUNT
-----------------                                                       --------
     2011 ............................................................  $252,044
     2012 ............................................................   651,452
                                                                        --------
                                                                        $903,496

At April 30, 2004, the cost of investments for federal income tax purposes was $37,742,446 for PowerShares OTC Portfolio.

In order to present paid-in capital and accumulated net realized gains or losses on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to additional paid-in capital, undistributed net investment income and accumulated net realized gains or losses on investments. For the period ended April 30, 2004, the adjustments for the PowerShares Dynamic Market Portfolio were to decrease accumulated net realized loss on investments by $10,534,447 and increase paid-in capital by $10,534,447 and the adjustments for the PowerShares Dynamic OTC Portfolio were to increase net investment loss by $28,986, decrease accumulated net realized loss on investments by $10,191,492 and increase paid-in capital by $10,162,506.

NOTE 5. DISTRIBUTION SERVICES AGREEMENT
ALPS Distributors, Inc. (the "Distributor") serves as the Distributor of Creation Units of each Fund pursuant to a Distribution Plan and Agreement pursuant to Rule 12b-1 under the 1940 Act, between the Distributor and the Trust. The Distributor does not maintain a secondary market in Shares.

The Board of Trustees of the Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, each Fund is authorized to pay an amount up to a maximum annual rate of 0.25% of the average daily net assets of each year for certain distribution-related activities. No 12b-1 fees are currently charged to either Fund, and there are no plans to impose these fees.

NOTE 6. INVESTMENT TRANSACTIONS
For the year ended April 30, 2004, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities and in-kind transactions, were as follows:

                                                        PURCHASES       SALES
                                                       -----------   -----------
PowerShares Dynamic Market ..........................  $26,250,219   $26,182,910
PowerShares Dynamic OTC .............................   21,989,601    21,914,930

PowerShares Exchange-Traded Fund Trust
April 30, 2004

For the year ended April 30, 2004, in-kind transactions were as follows:

                                                       PURCHASES        SALES
                                                     -------------  ------------
PowerShares Dynamic Market ........................  $ 193,586,752  $116,550,751
PowerShares Dynamic OTC ...........................    105,751,041    77,244,099

There were no purchases or sales of U.S. government or government agency obligations for the year ended April 30, 2004. Net realized gains on in-kind transactions are not considered taxable gains for federal income tax purposes.

NOTE 7. CAPITAL
Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 50,000. Transaction fees at scheduled amounts ranging from $500 to $2,000 per Creation Unit are charged to those persons creating or redeeming Creation Units. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of each portfolio of the Trust on the transaction date.

NOTE 8. STOCK SPLIT
On July 15, 2003, the Board of Trustees of the Trust declared a 4-for-1 stock split for each Fund based on the shares outstanding at the close of business on July 15, 2003. The stock split entitled each shareholder of record three additional shares for every share of the Fund. Consequently, 901,671 shares were issued for PowerShares Dynamic Market Portfolio and 601,068 shares were issued for PowerShares Dynamic OTC Portfolio. All capital share activity and per share data have been restated to reflect these stock splits.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of PowerShares Exchange Traded Fund Trust

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of PowerShares Dynamic Market Portfolio and PowerShares Dynamic OTC Portfolio (each a fund of PowerShares Exchange Traded Fund Trust, hereafter referred to as the "Fund") at April 30, 2004, and the results of each of their operations, the changes in each of their net assets and their financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at April 30, 2004 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
June 18, 2004

Trustees and Officers (Unaudited)

The Trustees who are affiliated with the Adviser or affiliates of the Adviser and executive officers of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by each Management Trustee and the other directorships, if any, held by the Trustee, are shown below.

                                                                                 NUMBER OF
                                                                                 PORTFOLIOS
                                                                                 IN FUND
                                         LENGTH OF    PRINCIPAL                  COMPLEX
NAME AND ADDRESS OF       POSITION(S)    TIME         OCCUPATION(S) DURING       OVERSEEN          OTHER DIRECTORSHIPS
MANAGEMENT TRUSTEE        WITH TRUST     SERVED*      PAST 5 YEARS               BY TRUSTEE        HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
John Southard                Treasurer   1 year       Managing Director,         2                 None
c/o PowerShares Capital                               PowerShares Capital
Management LLC                                        Management LLC (August
855 West Prairie Ave.                                 2002 - Present)
Wheaton, IL 60187
                                                      Analyst, Charles A.
                                                      Schwab Securities (May
                                                      2001 - August 2002)

                                                      Analyst, Nike Securities
                                                      (October 1992 - May
                                                      2001)

H. Bruce Bond                  Chief     1 year       Managing Director,         2                 None
c/o PowerShares Capital      Executive                PowerShares Capital
Management LLC                Officer                 Management LLC (August
855 West Prairie Ave.                                 2002 - Present) Manager,
Wheaton, IL 60187                                     Nuveen Investments
                                                      (April 1998-August 2002)

D. Mark McMillan               Trustee   1 year       Member, Bell, Boyd &       2                 Director of Applied Systematic
c/o PowerShares Capital                               Lloyd                                        Trading LLC (commodity trading
Management LLC                                                                                     advisor)
885 West Prairie Ave.
Wheaton, IL 60187

----------
* THIS IS THE DATE THE TRUSTEE BEGAN SERVING THE FUNDS.

                                                                                 NUMBER OF
                                                                                 PORTFOLIOS
                                                                                 IN FUND
                                         LENGTH OF    PRINCIPAL                  COMPLEX
NAME AND ADDRESS OF       POSITION(S)    TIME         OCCUPATION(S) DURING       OVERSEEN          OTHER DIRECTORSHIPS
MANAGEMENT TRUSTEE        WITH TRUST     SERVED*      PAST 5 YEARS               BY TRUSTEE        HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
Ronn R. Bagge                  Trustee   1 year       YQA Capital Management     2                 Advisor of Park Industries,
YQA Capital                                           LLC (July 1998-Present);                     Inc. (manufacturer); Advisor
Management, LLC                                       formerly Owner/CEO of                        of Aviva Sports LLC
1755 S. Naperville Rd.,                               Electronic Dynamic                           (manufacturer); Director of
Suite 100                                             Balancing Co., Inc.                          MasterCare Experts, Inc.
Wheaton, IL 60187                                     (high-speed rotating                         (consumer services); Advisor
                                                      equipment service                            of Rotating Equipment
                                                      provider).                                   Specialists (industrial
                                                                                                   services); Advisor of IVCF
                                                                                                   Great Lakes Region
                                                                                                   (non-profit); Director of
                                                                                                   Living Waters Wilderness
                                                                                                   Adventure Inc. (non-profit);
                                                                                                   Director of Wheaton Christian
                                                                                                   Grammar School

Philip M. Nussbaum             Trustee   1 year       Managing Director,         2                 Director of the Betzold
c/o PowerShares Capital                               Communication Institute;                     Companies
Management LLC                                        formerly Principal,
855 West Prairie Ave.                                 Betzold, Berg, Nussbaum
Wheaton, IL 60187                                     & Heitman, Inc. (July
                                                      1999-December 2000);
                                                      formerly Executive Vice
                                                      President of Finance,
                                                      Betzold, Berg, Nussbaum
                                                      & Heitman, Inc. (March
                                                      1994-July 1999)

                                                                                 NUMBER OF
                                                                                 PORTFOLIOS
                                                                                 IN FUND
                                         LENGTH OF    PRINCIPAL                  COMPLEX
NAME AND ADDRESS OF       POSITION(S)    TIME         OCCUPATION(S) DURING       OVERSEEN          OTHER DIRECTORSHIPS
MANAGEMENT TRUSTEE        WITH TRUST     SERVED*      PAST 5 YEARS               BY TRUSTEE        HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
Keith Ovitt                  Secretary   1 year       Managing Director,
c/o PowerShares Capital                               PowerShares Capital
Management LLC                                        Management LLC (April
855 West Prairie Ave.                                 2003-Present)
Wheaton, IL 60187
                                                      President, Ovitech
                                                      (2002-2003); Chief
                                                      Information Officer,
                                                      Vice President of
                                                      Information Systems for
                                                      DFG Foods, LLC (Division
                                                      of FoodBrands
                                                      America/Tyson Foods)
                                                      (1999 - 2002); Systems
                                                      Manager, Nabisco Biscuit
                                                      Company (1997-1999)

----------
* THIS IS THE DATE THE TRUSTEE BEGAN SERVING THE FUNDS.

Proxy Voting Policies

Information regarding how the Funds voted proxies relating to portfolio securities during the 12 month period from May 1, 2003 through April 30, 2004 will be available in June 2004 without charge by calling 1-800-843-2639, and on the SEC's website at www.sec.gov.

                                                          [POWERSHARES(TM) LOGO)

                                              Wheaton Oaks Professional Building
                                                         855 West Prairie Avenue
                                                               Wheaton, IL 60187

                                                                    800.983.0903

                                                             www.powershares.com

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a Code of Ethics that applies to the registrant's principal executive officer and principal financial officer. This Code is filed as an exhibit to this report on Form N-CSR under Item 11(a)(1).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee. The audit committee financial expert is Phillip Nussbaum. Mr. Nussbaum is independent as defined in Form N-CSR, item 3(a)(2).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for the Funds' fiscal period from May 1, 2003 (inception of the Funds) through April 30, 2004 for professional services rendered by the principal accountant for the audit of the Funds' annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for such fiscal periods were $26,000.

(b) Audit-Related Fees. The aggregate fees billed for the Funds' fiscal period from May 1, 2003 (inception of the Funds) through April 30, 2004 for professional services rendered by the principal accountant for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Funds' financial statements and are not reported above in Item 4(a) were $0.

(c) Tax Fees. The aggregate fees billed for the Funds' fiscal period from May 1, 2003 (inception of the Funds) through April 30, 2004 for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $14,000.

(d) All Other Fees. The aggregate fees billed for the Funds' fiscal period from May 1, 2003 (inception of the Funds) through April 30, 2004 for products and services provided by the principal accountant, other than the services reported above in Items 4(a) through (c) were $0.

(e) AUDIT COMMITTEE PRE-APPROVAL POLICIES AND PROCEDURES. Per Rule 2-01(c)(7)(A), the Audit committee pre-approves all of the Audit and Tax Fees of the Registrant.

ITEMS 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The Registrant has a separately designated Audit Committee, which consists of the independent trustees. The audit committee members are Phillip Nussbaum, Mark McMillan, and Ron Bagge.

ITEMS 6. SCHEDULE OF INVESTMENTS.

The schedule is included as a part of the report to shareholders filed under
Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees that would require disclosure herein.

ITEM 10. CONTROLS AND PROCEDURES.

a) Based on their evaluation on June 30, 2004 the President (principal executive officer) and the Treasurer (principal financial officer) of the Registrant believe that there were no significant deficiencies in the design or operation of the internal controls of the Funds or PowerShares, the investment adviser, and The Bank of New York ("BNY"), administrator of the Fund, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that adversely affected the ability of the Registrant, or BNY, on behalf of the Registrant, to record, process, summarize, and report the subject matter contained in this Report, and the President and Treasurer of the Registrant have identified no material weaknesses in such internal controls on behalf of the Registrant. There was no fraud, whether or not material, involving officers or employees of BNY or the Registrant who have a significant role in the Registrant's internal controls, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that has come to the attention of the Adviser or the officers of the Registrant, including its President and Treasurer.

b) There were no significant changes in the Registrant's or BNY's internal controls, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that apply to the Registrant or in other factors with respect to the Registrant that could have significantly affected the Registrant's or BNY's internal controls during the period covered by this Form N-CSR, and no corrective actions with regard to significant deficiencies or material weaknesses were taken by the Registrant or BNY during such period.

ITEM 11. EXHIBITS.

(a)(1)  Code of Ethics.

(a)(2) Certification of chief executive officer and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as
Exhibit 99.CERT.

(b) Certification of chief executive officer and chief financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached as Exhibit 99.906CERT.

                                   SIGNATURES


        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  POWERSHARES EXCHANGE-TRADED FUND TRUST

By: /s/  H. Bruce Bond
    ---------------------------------------

Name:   H. Bruce Bond

Title:  Chairman and CEO

Date:   June 30, 2004

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/  H. Bruce Bond
    ---------------------------------------

Name:   H. Bruce Bond

Title:  Chairman and CEO

Date:   June 30, 2004

By: /s/  John W. Southard
    ---------------------------------------

Name:   John W. Southard

Title:  Vice President & Treasurer

Date:   June 30, 2004